Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc.

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Barclays Capital Inc. (the “Company,” as the engaging party), and Barclays Commercial Mortgage Securities LLC, Barclays Capital Real Estate Inc., Goldman Sachs & Co. LLC, Goldman Sachs Bank USA, Goldman Sachs Mortgage Company, and Mesirow Financial, Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the DATA 2026-800D Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2026-800D securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the Transaction and the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”, collectively with the Mortgage Loan Asset, the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The existence of the assets or collateral securing such assets;
●	The rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
●	The value of the collateral securing such assets; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 (646) 471-3000

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of August 1, 2026.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on August 24, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	800 Devon - Accounting Tape (8.24.2026)v2.xlsx (provided on August 24, 2026).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Bloomberg Ratings” refers to screenshots of the Bloomberg data platform used to reference the tenant’s ratings.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of certain Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology as shown within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any) as shown within Exhibit A.

2

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document, exhibit, or matrix.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements and underwritten rent roll prepared by the Company’s underwriting team.

The documents made available to us by the Company for purposes of performing the procedures may have included drafts, unsigned, or non-final versions. We have not verified that such documents were executed or represent the final agreed-upon terms, and did not perform any procedures to compare such documents to executed versions, if any. We did not validate, confirm, or review any signatures for authenticity. Accordingly, we make no representation regarding the completeness, accuracy, or finality of such documents.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From May 22, 2026 through August 24, 2026, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did

3

not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

August 25, 2026

4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

5

DATA 2026-800D Loan File Review Procedures	EXHIBIT A

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property Rank	None - Company Provided	None
2	Property Name	None - Company Provided	None
3	Property Type	Appraisal Report	None
4	Property Sub-Type	Appraisal Report	None
5	Address	Engineering Report	None
6	City	Appraisal Report	None
7	County	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip	Appraisal Report	None
10	Year Built	Appraisal Report	None
11	Year Renovated	Appraisal Report	None
12	Total Capacity (MW)	Underwriting File	None
13	Leased Capacity (MW)	Underwriting File	None
14	Leased Capacity (%)	Underwriting File	None
15	Leased Capacity Date	Underwriting File	None
16	Total NRA	Underwriting File	None
17	Unit of Measure	Underwriting File	None
18	Occupancy (%)	Underwriting File	None
19	Occupancy Date	Underwriting File	None
20	% of NRA Leased to Investment Grade Tenants	Recalculation	None
21	% of UW Gross Rent from Investment Grade Tenants	Recalculation	None
22	# of tenants	Underwriting File	None
23	WA Lease Expiration Date	Underwriting File	None
24	WA Lease Term Remaining	Underwriting File	None
25	Ownership Interest	None - Company Provided	None
26	Mortgage Loan Original Balance	Loan Agreement	None
27	Mortgage Loan Original Balance per SF	Recalculation	None
28	% of Mortgage Loan Original Balance	Recalculation	None
29	Mortgage Loan Maturity Date Balance	Recalculation	None
30	Individual Appraised Value Date	Appraisal Report	None
31	Aggregate Individual Appraised Value	Appraisal Report	None
32	Aggregate Individual Appraised Value per SF	Recalculation	None
6

DATA 2026-800D Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
33	Borrower	Loan Agreement	None
34	Engineering Report Provider	Engineering Report	None
35	Engineering Report Date	Engineering Report	None
36	Environmental Report Provider	Environmental Report	None
37	Environmental Report Date	Environmental Report	None
38	Phase II Required?	Environmental Report	None
39	Seismic Zone	None - Company Provided	None
40	PML %	None - Company Provided	None
41	Origination Date	None - Company Provided	None
42	Coupon	None - Company Provided	None
43	Trustee/Certificate Administrator Fee Rate	Fee Schedule	None
44	Servicing Fee Rate	Fee Schedule	None
45	Operating Advisor Fee Rate	Fee Schedule	None
46	CREFC Fee Rate	Fee Schedule	None
47	Administrative Fee Rate (%)	Recalculation	None
48	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
49	Amort Type	Loan Agreement	None
50	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
51	Annual Mortgage Loan Debt Service Payment	Recalculation	None
52	Prepayment String	Loan Agreement	None
53	Lockout Expiration Date	Loan Agreement	None
54	Lockout Period	Loan Agreement	None
55	Yield Maintenance Begin Date	Loan Agreement	None
56	Yield Maintenance End Date	Loan Agreement	None
57	Spread Maintenance Period	Loan Agreement	None
58	Open Period Begin Date	Loan Agreement	None
59	Open Period	Loan Agreement	None
60	Grace Period	Loan Agreement	None
61	First Loan Payment Date	Loan Agreement	None
62	Seasoning	Recalculation	None
7

DATA 2026-800D Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
63	Anticipated Repayment Date	Loan Agreement	None
64	ARD Interest Rate	Loan Agreement	None
65	Original Term to Maturity (Months)	Recalculation	None
66	Remaining Term to Maturity (Months)	Recalculation	None
67	Original IO Term (Months)	Recalculation	None
68	Remaining IO Term (Months)	Recalculation	None
69	Final Maturity Date	Loan Agreement	None
70	Lockbox	Loan Agreement	None
71	Cash Management Type	Loan Agreement	None
72	Cash Management Trigger	Loan Agreement	None
73	Partial Release Allowed?	Loan Agreement	None
74	Property Release Description	Loan Agreement	None
75	Mortgage Loan Original LTV	Recalculation	None
76	Mortgage Loan Balloon LTV	Recalculation	None
77	Mortgage Loan UW NOI Debt Yield	Recalculation	None
78	Mortgage Loan UW NCF Debt Yield	Recalculation	None
79	Mortgage Loan UW NOI DSCR	Recalculation	None
80	Mortgage Loan UW NCF DSCR	Recalculation	None
81	Initial Tax Escrow	Loan Agreement	None
82	Ongoing Tax Escrow Monthly	Loan Agreement	None
83	Tax Escrow Springing Conditions	Loan Agreement	None
84	Initial Insurance Escrow	Loan Agreement	None
85	Ongoing Insurance Escrow Monthly	Loan Agreement	None
86	Insurance Escrow Springing Conditions	Loan Agreement	None
87	Initial Immediate Repairs Escrow	Loan Agreement	None
88	Initial CapEx Escrow	Loan Agreement	None
89	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
90	Cap Ex Escrow Springing Conditions	Loan Agreement	None
91	Initial TI/LC Escrow	Loan Agreement	None
8

DATA 2026-800D Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
92	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
93	TI/LC Escrow Springing Conditions	Loan Agreement	None
94	Initial Other Escrow	Loan Agreement	None
95	Ongoing Other Escrow Monthly	Loan Agreement	None
96	Ongoing Other Escrow Springing Condition	Loan Agreement	None
97	Other Escrow Description	Loan Agreement	None
98	Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
99	Largest Tenant (by UW Gross Rent) UW Gross Rent ($)	Underwriting File	None
100	Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
101	Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
102	Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
103	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Not Applicable*	None
104	2nd Largest Tenant (by UW Gross Rent) UW Gross Rent ($)	Not Applicable*	None
105	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Not Applicable*	None
106	2nd Largest Tenant (by UW Gross Rent) NRA	Not Applicable*	None
107	2nd Largest Tenant (by UW Gross Rent) % of NRA	Not Applicable*	None
108	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Not Applicable*	None
109	3rd Largest Tenant (by UW Gross Rent) UW Gross Rent ($)	Not Applicable*	None
110	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Not Applicable*	None
111	3rd Largest Tenant (by UW Gross Rent) NRA	Not Applicable*	None
112	3rd Largest Tenant (by UW Gross Rent) % of NRA	Not Applicable*	None
113	UW Base Rent	Underwriting File	$1.00
114	UW Credit Tenant Rent Steps	Underwriting File	$1.00
115	UW Base Rent Steps	Underwriting File	$1.00
116	UW Reimbursements	Underwriting File	$1.00
117	UW GPR	Underwriting File	$1.00
9

DATA 2026-800D Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
118	UW Other Income	Underwriting File	$1.00
119	UW Vacancy	Underwriting File	$1.00
120	UW EGI	Underwriting File	$1.00
121	UW Real Estate Taxes	Underwriting File	$1.00
122	UW Insurance	Underwriting File	$1.00
123	UW Utilities	Underwriting File	$1.00
124	UW Repairs and Maintenance	Underwriting File	$1.00
125	UW REA Expenses	Underwriting File	$1.00
126	UW Management Fee	Underwriting File	$1.00
127	UW Non-Recoverable	Underwriting File	$1.00
128	UW General and Administrative	Underwriting File	$1.00
129	UW Total Expenses	Underwriting File	$1.00
130	UW NOI	Underwriting File	$1.00
131	UW TI/LC	Underwriting File	$1.00
132	UW Replacement Reserves	Underwriting File	$1.00
133	UW NCF	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

10

DATA 2026-800D Recalculation Methodology	EXHIBIT B

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	% of NRA Leased to Investment Grade Tenants	Quotient of (i) the aggregate tenant UW Rent given the tenant is Investment Grade per the Bloomberg Ratings and (ii) Total NRA.
21	% of UW Gross Rent from Investment Grade Tenants	Quotient of (i) the aggregate tenant UW Rent given the tenant is Investment Grade per the Bloomberg Ratings and (ii) the aggregate UW Rent.
27	Mortgage Loan Original Balance per SF	Quotient of (i) the Mortgage Loan Original Balance and (ii) Total NRA.
28	% of Mortgage Loan Original Balance	Quotient of (i) the Mortgage Loan Original Balance and (ii) the aggregate Mortgage Loan Original Balance of the Collateral.
29	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Original Balance.
32	Aggregate Individual Appraised Value per SF	Quotient of (i) the Aggregate Individual Appraised Value and (ii) Total NRA.
47	Administrative Fee Rate (%)	Sum of (i) the Trustee/Certificate Administrator Fee Rate, (ii) the Servicing Fee Rate, (iii) the Operating Advisor Fee Rate, and (iv) the CREFC Fee Rate
50	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) product of (a) the Mortgage Loan Original Balance, (b) the Coupon, and (c) the Interest Calculation (30/360 / Actual/360) and (ii) 12.
51	Annual Mortgage Loan Debt Service Payment	Product of (i) the Monthly Mortgage Loan Debt Service Payment and (ii) 12.
62	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) the Cut-off Date.
65	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) the First Loan Payment Date through and including (ii) the Anticipated Repayment Date.
66	Remaining Term to Maturity (Months)	Difference between (i) the Original Term to Maturity (Months) and (ii) Seasoning.
67	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
68	Remaining IO Term (Months)	Difference between (i) the Original IO Term (Months) and (ii) Seasoning.
75	Mortgage Loan Original LTV	Quotient of (i) the Mortgage Loan Original Balance and (ii) the Aggregate Individual Appraised Value.
76	Mortgage Loan Balloon LTV	Quotient of (i) the Mortgage Loan Maturity Date Balance and (ii) the Aggregate Individual Appraised Value.
77	Mortgage Loan UW NOI Debt Yield	Quotient of (i) the UW NOI and (ii) the Mortgage Loan Original Balance.
78	Mortgage Loan UW NCF Debt Yield	Quotient of (i) the UW NCF and (ii) the Mortgage Loan Original Balance.
11

DATA 2026-800D Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
79	Mortgage Loan UW NOI DSCR	Quotient of (i) the UW NOI and (ii) the Annual Mortgage Loan Debt Service Payment.
80	Mortgage Loan UW NCF DSCR	Quotient of (i) the UW NCF and (ii) the Annual Mortgage Loan Debt Service Payment.

12